Tax - Reconciliation (Details) - GBP (£) £ in Millions		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Tax reconciliation
UK corporation tax		19.00%	19.00%
Profit/(loss) before tax		£ 2,505	£ (770)
Expected tax (charge)/credit		(476)	146
Losses and temporary differences in period where no deferred tax assets recognised		(6)	(38)
Foreign profits taxed at other rates		4	(24)
losses on disposals and write-downs		(3)	(14)
UK bank levy		(11)	(15)
regulatory and legal actions		3	20
other disallowable items		(10)	(23)
Non-taxable items		25	68
Taxable foreign exchange movements			(2)
Losses brought forward and utilised		6	23
Banking surcharge		(173)	52
Tax on paid-in equity		32	38
UK tax rate change impact		206	75
Adjustments in respect of prior periods		8	(22)
Actual tax (charge)/credit		(435)	208
Deferred tax asset		1,150		£ 901
Deferred tax liability		£ 303		291
UK
Tax reconciliation
UK corporation tax		19.00%
Reduction in the carrying value of deferred tax assets		£ (5)	(56)
UK tax rate change impact		206
Trading losses carried forward		972		£ 862
Increase in deferred tax asset		176
Deferred tax asset included in other comprehensive income		30
UK | Forecast
Tax reconciliation
UK corporation tax	25.00%
Ireland
Tax reconciliation
Reduction in the carrying value of deferred tax assets		£ (35)	£ (20)